Eaton Vance

Ohio Municipal Income Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.1%
Ohio Water Development Authority, 4.00%, 6/1/36	$1,500	$1,717,470
Ohio Water Development Authority, 5.00%, 12/1/35	2,000	2,444,160
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 12/1/40	1,000	1,329,790
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,780	2,341,376

		$7,832,796

Education — 11.2%
Bowling Green State University, 4.00%, 6/1/39	$750	$874,492
Kent State University, 5.00%, 5/1/37	215	275,297
Kent State University, 5.00%, 5/1/38	250	319,218
Kent State University, 5.00%, 5/1/39	265	337,517
Kent State University, 5.00%, 5/1/40	405	514,650
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/26	350	432,572
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/27	300	368,622
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,183,480
Ohio Higher Educational Facility Commission, (Denison University), 5.25%, 11/1/46	1,355	1,645,973
Ohio Higher Educational Facility Commission, (Kenyon College), 4.00%, 7/1/40	1,000	1,169,830
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,192,500
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/38	910	992,710
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,234,160
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	636,421
Ohio State University, 5.00%, 12/1/29	1,060	1,440,307
Ohio University, 5.00%, 12/1/35	500	613,785
Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/33	335	381,046
Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/34	510	578,110
Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/35	350	395,923
Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/36	350	394,523
Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/37	560	629,082
Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/38	400	448,072

Security	Principal Amount (000’s omitted)	Value
Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/39	$415	$463,659
Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/40	415	462,621
University of Cincinnati, 5.00%, 6/1/34	585	698,841
University of Cincinnati, 5.00%, 6/1/45	2,000	2,402,400

		$21,085,811

Electric Utilities — 2.9%
American Municipal Power, Inc., (Combined Hydroelectric Projects), 5.00%, 2/15/29	$1,000	$1,319,610
American Municipal Power, Inc., (Greenup Hydroelectric Facility), 5.00%, 2/15/46	1,000	1,161,820
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	2,005	2,252,999
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	595	706,354

		$5,440,783

Escrowed/Prerefunded — 3.2%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	$500	$542,190
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/35	1,000	1,083,460
Highland Local School District, Prerefunded to 6/1/23, 5.00%, 12/1/37	540	602,726
Highland Local School District, Prerefunded to 6/1/23, 5.00%, 12/1/39	1,100	1,227,776
Lakewood City School District, Prerefunded to 11/1/22, 5.00%, 11/1/36	1,030	1,120,867
Northeast Ohio Regional Sewer District, Prerefunded to 11/15/24, 5.00%, 11/15/44	1,255	1,486,046
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	61,817
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	24,786

		$6,149,668

General Obligations — 5.4%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,003,770
Columbus City School District, 5.00%, 12/1/30	1,500	1,847,415
Cuyahoga Community College District, 3.50%, 12/1/39	1,400	1,537,704
Cuyahoga Community College District, 4.00%, 12/1/42	1,500	1,765,950
Northwest Local School District, Prerefunded to 12/1/23, 5.00%, 12/1/40	500	569,025
Ohio, 5.00%, 5/1/33	1,500	1,903,380
Streetsboro City School District, 4.00%, 12/1/36	210	250,839
Westerville City School District, 4.00%, 12/1/32	425	528,432
Westerville City School District, 4.00%, 12/1/33	625	772,875

		$10,179,390

Hospital — 17.1%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,571,079
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	1,155	1,246,591
Akron, Bath and Copley Joint Township Hospital District, (Summa Health Obligated Group), 4.00%, 11/15/37	150	173,111
Allen County, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	1,175,460
Allen County, (Mercy Health), 4.00%, 8/1/47(1)	5,150	5,796,840
Bluffton, (Blanchard Valley Health System), 5.00%, 12/1/31	750	931,372
Butler County, (UC Health), 4.00%, 11/15/37	920	1,038,091
Butler County, (UC Health), 5.00%, 11/15/28	590	746,616
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,525,350

Security	Principal Amount (000’s omitted)	Value
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	$750	$919,808
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,390,992
Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/46	2,000	2,423,360
Hamilton County, (UC Health), 5.00%, 9/15/45	1,125	1,379,149
Miami County, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,245,220
Middleburg Heights, (Southwest General Health Center), 4.00%, 8/1/47	2,000	2,305,300
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	483,975
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,633,020
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	487,890
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	2,190	2,536,567
Ohio, (University Hospitals Health Systems, Inc.), 3.00%, 1/15/45	1,000	1,050,820
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	231,065

		$32,291,676

Housing — 0.4%
Ohio Housing Finance Agency, 3.00%, 9/1/39	$660	$712,127

		$712,127

Industrial Development Revenue — 1.9%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,630	$1,633,456
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(2)	1,700	1,889,482

		$3,522,938

Insured-Electric Utilities — 8.3%
Cleveland, Public Power System Revenue, (AGM), 4.00%, 11/15/36	$1,000	$1,216,740
Cleveland, Public Power System Revenue, (AGM), 5.00%, 11/15/24	1,265	1,491,523
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,540	2,358,009
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,865,090
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	2,343,075
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	4,355,465
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,077,471

		$15,707,373

Insured-Escrowed/Prerefunded — 0.9%
Cleveland, Airport System Revenue, (AGM), Prerefunded to 1/1/22, 5.00%, 1/1/30	$1,170	$1,225,692
Cleveland, Public Power System Revenue, (AGM), Escrowed to Maturity, 5.00%, 11/15/24	235	277,765
Warrensville Heights City School District, (BAM), Prerefunded to 12/1/24, 5.00%, 12/1/44	215	253,655

		$1,757,112

Insured-General Obligations — 19.2%
Cincinnati City School District, (AGM), 5.25%, 12/1/29(1)	$7,500	$10,382,700
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,408,036
Kettering City School District, (AGM), 5.25%, 12/1/31	4,505	5,900,018
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,858,578
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,831,850
Warrensville Heights City School District, (BAM), 5.00%, 12/1/44	85	97,080
Westerville City School District, (XLCA), 5.00%, 12/1/27	4,590	5,839,628

		$36,317,890

Insured-Hospital — 1.0%
Lucas County, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$1,871,539

		$1,871,539

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 5.9%
Cleveland, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$1,182,670
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,728,435
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	5,559,300
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,250	2,716,313

		$11,186,718

Insured-Water and Sewer — 2.4%
Newark, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$4,479,590

		$4,479,590

Other Revenue — 3.1%
Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/33	$400	$481,692
Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/34	300	359,946
Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/35	500	599,050
Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/41	725	854,833
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,980	1,982,752
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,532,008

		$5,810,281

Senior Living/Life Care — 0.9%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$630,559
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	988,151

		$1,618,710

Special Tax Revenue — 5.3%
Akron, Income Tax Revenue, 4.00%, 12/1/36	$655	$747,473
Akron, Income Tax Revenue, 4.00%, 12/1/37	520	592,238
Cuyahoga County, Sales Tax Revenue, Prerefunded to 12/1/24, 5.00%, 12/1/35	1,000	1,184,070
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,404,520
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,169,590
Franklin County Convention Facilities Authority, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/39	525	552,589
Franklin County, Sales Tax Revenue, 5.00%, 6/1/43	1,000	1,257,970
Greater Cleveland Regional Transit Authority, Sales Tax Revenue, 5.00%, 12/1/31	435	540,457
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	621,152
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,023,594

		$10,093,653

Transportation — 0.4%
Cleveland, Airport System Revenue, (AMT), 5.00%, 1/1/27	$625	$759,056

		$759,056

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 4.3%
Cleveland, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$1,119,192
Columbus, Sewerage System Revenue, 5.00%, 6/1/30	1,500	1,858,230
Hamilton County, Sewer System Revenue, 5.00%, 12/1/35	1,000	1,362,010
Lancaster, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,418,381
Toledo, Water System Revenue, 5.00%, 11/15/41	2,000	2,423,140

		$8,180,953

Total Tax-Exempt Investments — 97.9% (identified cost $163,762,775)		$184,998,064

Other Assets, Less Liabilities — 2.1%		$3,982,123

Net Assets — 100.0%		$188,980,187

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2020, 38.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 22.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $1,889,482 or 1.0% of the Fund’s net assets.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(30)	Short	3/22/21	$(5,195,625)	$62,175

					$62,175

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$184,998,064	$—	$184,998,064
Total Investments	$—	$184,998,064	$—	$184,998,064
Futures Contracts	$62,175	$—	$—	$62,175
Total	$62,175	$184,998,064	$—	$185,060,239

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.